Reinsurance Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Amounts Arising From Re Insurance Contracts [Abstract]
Reinsurance assets, current	€ 13	€ 15
Increase in reinsurance assets	€ 8,000